Material Accounting Policies - Summary of Property Plant And Equipment (Details)	12 Months Ended
Dec. 31, 2023
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation Method Property Plant And Equipment	Straight-line
Description Of Useful Life Property Plant And Equipment	20~40 years
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation Method Property Plant And Equipment	Declining-balance/ Straight-line
Description Of Useful Life Property Plant And Equipment	4~15 years
Equipment and vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation Method Property Plant And Equipment	Declining-balance/ Straight-line
Description Of Useful Life Property Plant And Equipment	3~15 years